Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 1,718,870	$ 245,796	¥ (587,102)	¥ 10,354